Document and Entity Information	12 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	FEDERATED INCOME TRUST
Central Index Key	0000357052
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Mar. 31, 2013